Loans Receivable and Allowance for Loan Losses (Composition Of The Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 764,335	$ 714,105
Deferred fees, net	(243)	(216)
Total loans receivable	764,092	713,889
Allowance for loan losses	(7,634)	(6,463)	$ (7,298)	$ (5,875)
Net loans receivable	$ 756,458	$ 707,426
Percent of Loans	100.00%	100.00%
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 235,759	$ 237,177
Allowance for loan losses	$ (1,272)	$ (1,092)	(1,069)	(1,323)
Percent of Loans	30.80%	33.20%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 342,934	$ 320,187
Allowance for loan losses	$ (5,265)	$ (4,623)	(5,506)	(3,890)
Percent of Loans	44.90%	44.80%
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 17,228	$ 19,709
Allowance for loan losses	$ (90)	$ (78)	(90)	(222)
Percent of Loans	2.30%	2.80%
Commercial, Financial And Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 97,461	$ 85,508
Allowance for loan losses	$ (463)	$ (307)	(397)	(256)
Percent of Loans	12.70%	12.00%
Consumer Loans To Individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 70,953	$ 51,524
Allowance for loan losses	$ (544)	$ (363)	$ (236)	$ (184)
Percent of Loans	9.30%	7.20%